Basis of Preparation of the Financial Statements (Effect of Change in Accounting Policy on Financial Statements) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of basis of preparation [Abstract]
Increase in other income	₪ 27	₪ 31
Decrease in financing income	₪ (27)	₪ (31)